Surplus Notes - Narrative (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Face Amount	$ 876,400
Book value of condominiums	493,648
Gain on settlement of transaction	$ 382,752
Surplus Notes One
Maturity Date	Aug. 01, 2016
Face Amount	$ 300,000
Surplus Notes Two
Maturity Date	Sep. 01, 2016
Face Amount	$ 250,000